BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2025
Basis of preparation [Abstract]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

(a) Statement of compliance:

These consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").

These consolidated financial statements have been prepared under the historical cost basis, except for financial instruments, which are stated at their fair values. These consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(b) Basis of presentation and consolidation:

The consolidated financial statements include the accounts of the Company and its integrated wholly owned subsidiaries, Kelso Technologies (USA) Inc., Kel-Flo Industries Inc. (ceased), and KIQ Industries Inc. (ceased) which are all Nevada, USA corporations as well as KIQ X Industries and KXI Wildertec Industries Inc. (ceased), which were incorporated in British Columbia, Canada. Intercompany transactions and balances have been eliminated in consolidation.  Subsidiaries are consolidated from the date upon which control is acquired by the Company and all material intercompany transactions and balances have been eliminated in consolidation.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

(c) Functional and presentation currency:

The functional and presentation currency of the Company and its subsidiaries is the US dollar ("USD").

(d) Significant management judgments and estimation uncertainty:

The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires the Company's management to undertake a number of judgments, estimates and assumptions that affect amounts reported in the consolidated financial statements and notes thereto. Actual amounts may ultimately differ from these estimates and assumptions. The Company reviews its estimates and underlying assumptions on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and may impact future periods.

Significant management judgments

The following are significant management judgments in applying the accounting policies of the Company that have the most significant effect on recognition and measurement of assets, liabilities, income and expenses:

(i) Income taxes:

The extent to which deferred tax assets can be recognized is based on an assessment of the probability of the Company generating future taxable income against which the deferred tax assets can be utilized. In addition, significant judgment is required in classifying transactions and assessing probable outcomes of tax positions taken, and in assessing the impact of any legal or economic limits or uncertainties in various tax jurisdictions.

(ii) Functional currency:

The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined its functional currency and that of its subsidiaries is the USD.  Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions that determined the primary economic environment.

(iii) Research and development expenditures:

The application of the Company's accounting policy for research and development expenditures requires judgment in determining whether an activity is determined to be research or development, and if deemed to be development, whether it is probable that future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions may change if new information becomes available. If new information becomes available indicating that it is unlikely that future economic benefits will flow to the Company, the amount capitalized is written off to profit or loss in the period the new information becomes available.

(iv) Treatment of restricted share units:

The treatment of restricted share units ("RSUs") requires management to apply judgment in assessing the terms and conditions of the grant, as well as the historical method of settlement, to determine whether RSUs will be equity-settled or cash-settled.

(v) Assets held for sale and discontinued operations:

Judgment is required in determining whether an asset meets the criteria for classification as "assets held for sale" in the consolidated statements of financial position. Criteria considered by management includes the existence of and commitment to a plan to dispose of the assets, the expected selling price of the assets, the expected timeframe of the completion of the anticipated sale, and the period of time any amounts have been classified within assets held for sale. In addition, there is a requirement to periodically evaluate and record assets held for sale at the lower of their carrying value and fair value less costs to sell.

Judgment is applied in determining whether disposal groups represent a component of the entity, the results of which should be recorded as discontinued operations in the consolidated statements of operations and comprehensive income loss.

Estimation uncertainty

Information about estimates and assumptions that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses is provided below.  Actual results may be substantially different.

(i) Impairment of long-lived assets:

Long-lived assets consist of intangible assets and property, plant and equipment.

At the end of each reporting period, the Company reviews the carrying amounts of its long-lived assets to determine whether there is any indication that the carrying amount is not recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Intangible assets with indefinite useful lives and those not in use are tested for impairment annually. When an individual asset does not generate independent cash flows, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use.  Fair value is determined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

(ii) Useful lives of depreciable assets:

The Company reviews its estimate of the useful lives of depreciable assets at each reporting date, based on the expected utilization of the assets. Uncertainties in these estimates relate to technical obsolescence that may change the utilization of certain intangible assets and equipment.

(iii) Inventories:

The Company estimates the net realizable value of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices or decline in customer demands may result in excess or obsolete inventory. A change to these assumptions could impact the Company's inventory valuation and impact gross margins.

(iv) Share-based expense:

The Company grants share-based awards to certain officers, employees, directors and other eligible persons. For equity settled awards, the fair value is charged to the consolidated statements of operations and comprehensive income loss and credited to reserves, over the vesting period using the graded vesting method, after adjusting for the estimated number of awards that are expected to vest.

The Company measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted for share-based payments made to employees or others providing similar services. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires making assumptions to determine the most appropriate inputs to the valuation model including the fair value of the underlying common shares, the expected life of the share option or warrant, volatility, expected forfeiture rate and dividend yield. Changes in these assumptions can materially affect the fair value estimate, and therefore, the existing models do not necessarily provide a reliable measure of the fair value of the Company's share-based awards. Warrant liabilities are accounted for as derivative liabilities as they are exercisable in Canadian dollars (note 10).

Equity-settled restricted and deferred share units are measured using the fair value of the shares on the grant date. Cash-settled restricted and deferred share units are measured using the fair value of the shares on the settlement date (Note 10).

(v) Allowance for credit losses:

The Company provides for doubtful debts by analyzing the historical default experience and current information available about a customer's creditworthiness on an account-by-account basis. Uncertainty relates to the actual collectability of customer balances that can vary from the Company's estimation.  Historically, adjustments related to credit losses have not had a material impact on the Company's financial statements.

(vi) Lease liability:

The Company uses estimation in determining the incremental borrowing rate used to measure the lease liability, specific to the asset, underlying currency, and geographic location. Where the rate implicit in the lease is not readily determinable, the discount rate of the lease obligations are estimated using a discount rate similar to the Company's specific borrowing rate. This rate represents the rate that the Company would incur to obtain the funds necessary to purchase the asset of a similar value, with similar payment terms, and security in a similar environment. The Company applies judgment in determining whether the contract contains an identified asset, whether they have the right to control the asset, and the lease term.

(e) Approval of the consolidated financial statements:

The consolidated financial statements of the Company for the year ended December 31, 2025 were approved and authorized for issue by the Board of Directors on March 25, 2026.

(f) New accounting standards issued but not yet effective:

The following standards have been issued by the IASB but are not yet effective. The Company has not early adopted any of these standards and is continuing to assess their impact in advance of their respective effective dates.

  IFRS 18 Presentation and Disclosure in Financial Statements is effective for annual periods beginning on or after January 1, 2027 and will replace IAS 1 Presentation of Financial Statements. IFRS 18 introduces changes to the structure and presentation of the statement of profit or loss, including new required categories and subtotals, and expands disclosure requirements..
  IFRS 19 Subsidiaries without Public Accountability: Disclosures is effective for annual periods beginning on or after January 1, 2027. This standard permits eligible subsidiaries that are not publicly accountable to apply reduced disclosure requirements under IFRS Accounting Standards.